Fair value (Tables)	6 Months Ended
Sep. 30, 2023
Summary of Assets and Liabilities Measured at Fair Value on a Recurring Basis, Including Fair Value Option Elected
Assets and liabilities measured at fair value on a recurring basis at March 31, 2023 and September 30, 2023, including those for which the MHFG Group has elected the fair value option, are summarized below:

March 31, 2023	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	1,187	7	—	1,194
Japanese local government bonds	—	138	—	138
U.S. Treasury bonds and federal agency securities	1,917	1,377	—	3,294
Other foreign government bonds	658	786	—	1,444
Agency mortgage-backed securities	—	5,309	—	5,309
Certificates of deposit and commercial paper	—	516	—	516
Corporate bonds and other (2)	—	2,406	47	2,453
Equity securities	1,859	370	21	2,250
Trading securities measured at net asset value (3)				111
Derivative financial instruments:
Interest rate contracts	218	8,103	53	8,374
Foreign exchange contracts	—	4,200	22	4,222
Equity-related contracts	39	73	33	145
Credit-related contracts	—	143	1	144
Other contracts	15	12	20	47
Available-for-sale securities:
Japanese government bonds	15,771	678	—	16,449
Japanese local government bonds	—	555	—	555
U.S. Treasury bonds and federal agency securities	376	—	—	376
Other foreign government bonds	322	986	—	1,308
Agency mortgage-backed securities	—	522	—	522
Residential mortgage-backed securities	—	34	13	47
Commercial mortgage-backed securities	—	862	—	862
Japanese corporate bonds and other debt securities	—	2,008	101	2,109
Foreign corporate bonds and other debt securities	—	916	90	1,006
Equity securities:
Equity securities with readily determinable fair values	3,052	161	—	3,213
Equity securities measured at net asset value (3)				271
Other investments	—	—	63	63

Total assets measured at fair value on a recurring basis	25,414	30,162	464	56,422

Liabilities:
Trading securities sold, not yet purchased	2,954	3,513	—	6,467
Derivative financial instruments:
Interest rate contracts	244	8,271	2	8,517
Foreign exchange contracts	—	4,005	8	4,013
Equity-related contracts	46	91	60	197
Credit-related contracts	—	124	2	126
Other contracts	10	15	18	43
Long-term debt (4)	—	1,844	836	2,680

Total liabilities measured at fair value on a recurring basis	3,254	17,863	926	22,043

September 30, 2023	Level 1	Level 2	Level 3	Assets/ Liabilities measured at fair value

	(in billions of yen)
Assets:
Trading securities (1) :
Japanese government bonds	2,133	5	—	2,138
Japanese local government bonds	—	111	—	111
U.S. Treasury bonds and federal agency securities	3,847	1,217	—	5,064
Other foreign government bonds	651	1,001	—	1,653
Agency mortgage-backed securities	—	5,746	—	5,746
Certificates of deposit and commercial paper	—	783	—	783
Corporate bonds and other (2)	—	2,889	122	3,011
Equity securities	2,466	358	22	2,847
Trading securities measured at net asset value (3)				119
Derivative financial instruments:
Interest rate contracts	30	11,728	86	11,844
Foreign exchange contracts	—	7,027	6	7,032
Equity-related contracts	75	228	13	315
Credit-related contracts	—	167	1	168
Other contracts	34	10	19	63
Available-for-sale securities:
Japanese government bonds	19,142	751	—	19,893
Japanese local government bonds	—	566	—	566
U.S. Treasury bonds and federal agency securities	157	—	—	157
Other foreign government bonds	361	1,131	—	1,492
Agency mortgage-backed securities	—	513	—	513
Residential mortgage-backed securities	—	32	9	41
Commercial mortgage-backed securities	—	832	3	835
Japanese corporate bonds and other debt securities	—	1,821	165	1,986
Foreign corporate bonds and other debt securities	—	868	103	971
Equity securities:
Equity securities with readily determinable fair values	3,723	279	—	4,002
Equity securities measured at net asset value (3)				327
Other investments	—	—	79	80

Total assets measured at fair value on a recurring basis	32,619	38,066	627	71,757

Liabilities:
Trading securities sold, not yet purchased	3,516	3,497	—	7,013
Derivative financial instruments:
Interest rate contracts	24	12,018	4	12,045
Foreign exchange contracts	—	6,973	10	6,982
Equity-related contracts	50	150	46	246
Credit-related contracts	—	93	2	96
Other contracts	23	22	19	64
Other short-term borrowings (4)	—	133	—	133
Long-term debt (4)	—	2,230	769	2,998

Total liabilities measured at fair value on a recurring basis	3,614	25,115	848	29,577

Notes:
(1)	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.
(2)	The amount includes CLO and convertible bonds, which are classified in Level 3.
(3)
In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value
amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2023 and September 30, 2023 were ¥52 billion and ¥65 billion, respectively.

(4)	Amounts represent items for which the Group elected the fair value option or for which it applied the practicability exception.

Reconciliation for All Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents a reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the six months ended September 30, 2022 and 2023:

Six months ended September 30, 2022	April 1, 2022	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2022	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	8	—	(2)	—		—	—	—	—	—	(1)	7	—
Corporate bonds and other	71	6	(2)	—		8	(1)	65	(29)	—	(49)	71	1
Equity securities	28	1	(2)	—		—	—	—	—	—	(3)	26	(1)
Derivative financial instruments, net (1) :
Interest rate contracts	22	24	(2)	—		—	—	—	—	—	4	50	(27)
Foreign exchange contracts	32	7	(2)	—		—	—	—	—	—	—	39	4
Equity-related contracts	(14)	(12	) (2)	—		—	—	—	—	—	4	(22)	(129)
Credit-related contracts	1	(2	) (2)	—		—	—	—	—	—	(1)	(2)	(6)
Other contracts	—	—	(2)	—		—	—	—	—	—	—	—	—
Available-for-sale securities:
Residential mortgage-backed securities	18	—	(3)	—	(4)	—	—	—	—	—	(3)	15	—
Commercial mortgage-backed securities	—	—	(3)	—	(4)	—	—	—	—	—	—	—	—
Japanese corporate bonds and other debt securities	315	—	(3)	—	(4)	—	—	3	—	—	(188)	130	5
Foreign corporate bonds and other debt securities	117	—	(3)	1	(4)	—	(9)	54	—	—	(2)	161	—
Other investments	56	3	(3)	—		—	—	36	—	—	(31)	64	—
Liabilities:
Long-term debt	794	96	(5)	6	(4)	1	—	—	—	201	(88)	806	109

Six months ended September 30, 2023	April 1, 2023	Gains (losses) in Earnings		Gains (losses) in OCI		Transfers into Level 3	Transfers out of Level 3	Purchases	Sales	Issuances	Settle- ments	September 30, 2023	Change in unrealized gains (losses) still held (6)

	(in billions of yen)
Assets:
Trading securities:
Residential mortgage-backed securities	—	—	(2)	—		—	—	—	—	—	—	—	—
Corporate bonds and other	47	3	(2)	—		—	(4)	140	(43)	—	(22)	122	1
Equity securities	21	1	(2)	—		—	—	1	(1)	—	(1)	22	—
Derivative financial instruments, net (1) :
Interest rate contracts	51	31	(2)	—		—	—	—	—	—	—	82	37
Foreign exchange contracts	14	(1	) (2)	—		—	—	—	—	—	(17)	(4)	(7)
Equity-related contracts	(27)	(22	) (2)	—		—	—	—	—	—	16	(33)	18
Credit-related contracts	(1)	—	(2)	—		—	—	—	—	—	—	(2)	—
Other contracts	2	(2	) (2)	—		—	—	—	—	—	—	—	(1)
Available-for-sale securities:
Residential mortgage-backed securities	13	—	(3)	—	(4)	—	—	—	(2)	—	(2)	9	—
Commercial mortgage-backed securities	—	—	(3)	—	(4)	—	—	3	—	—	—	3	—
Japanese corporate bonds and other debt securities	101	—	(3)	10	(4)	—	—	100	—	—	(46)	165	12
Foreign corporate bonds and other debt securities	90	—	(3)	7	(4)	—	(2)	9	—	—	(2)	103	(1)
Other investments	63	1	(3)	—		—	—	46	—	—	(30)	79	—
Liabilities:
Long-term debt	836	(26	) (5)	(14	) (4)	1	(2)	—	—	165	(271)	769	(3)

Notes:
(1)	Total Level 3 derivative exposures have been netted on the table for presentation purposes only.
(2)	Gains (losses) in Earnings are reported in Trading account gains (losses)-net, Foreign exchange gains (losses)-net or Other noninterest income (expenses).
(3)	Gains (losses) in Earnings are reported in Investment gains (losses)-net.
(4)	Gains (losses) in OCI are reported in Other comprehensive income (loss).
(5)	Gains (losses) in Earnings are reported in Other noninterest income (expenses).
(6)
Amounts represent total gains or losses recognized in earnings and other comprehensive income (loss) during the period. These gains or losses were attributable to the change in fair value relating to assets and liabilities classified as Level 3 that were still held at September 30, 2022 and 2023. The amounts of unrealized gains (losses) in other comprehensive income (loss) are related to
Available-for-sale
securities and Long-term debt, which were ¥5 billion and ¥6 billion, respectively, at September 30, 2022, and ¥12 billion and ¥(14) billion, respectively, at
September
30, 2023.

Quantitative Information about Significant Unobservable Inputs Related to Material Classes of Level 3 Assets and Liabilities
The following table presents information about significant unobservable inputs related to the MHFG Group’s material classes of Level 3 assets and liabilities at March 31, 2023 and September 30, 2023:

March 31, 2023

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	13	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	0.2% - 17.6% 0.0% - 2.2% 100.0% - 100.0% 30.0bps - 167.1bps	4.4% 0.2% 100.0% 47.0bps

Corporate bonds and other debt securities	238	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	21.7% - 21.7% 0.2% - 0.2% 40.5% - 40.5% 98.8bps - 209.9bps 3.5bps - 171.2bps	21.7% 0.2% 40.5% 116.2bps 20.1bps

Derivative financial instruments, net:
Interest rate contracts	51	Internal valuation model (3)	IR - IR correlation	23.2% - 100.0%	75.0%

Foreign exchange contracts	14	Internal valuation model (3)	FX - IR correlation FX - FX correlation	5.5% - 58.2% 39.0% - 64.7%	39.9% 51.9%

Equity-related contracts	(27)	Internal valuation model (3)	Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility	25.0% - 25.0% 0.0% - 60.0% 73.9% - 100.0% 10.3% - 95.4%	25.0% 33.7% 96.7% 44.1%

Credit-related contracts	(1)	Internal valuation model (3)	Default rate	0.1% - 12.2%	2.1%

Other contracts	2	Internal valuation model (3)	Commodity volatility	20.0% - 54.5%	39.8%

Long-term debt	836	Internal valuation model (3)	IR - IR correlation FX - IR correlation FX - FX correlation Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility Default rate Credit correlation	23.2% - 100.0% 5.5% - 58.2% 39.0% - 64.7% 25.0% - 25.0% -16.3% - 93.3% 3.2% - 100.0% 5.9% - 180.8% 0.1% - 13.1% 47.6% - 100.0%	75.0% 39.9% 51.9% 25.0% 0.0% 90.8% 34.1% 2.3% 68.3%

September 30, 2023

Products/Instruments	Fair value	Principal valuation technique	Unobservable inputs	Range of input values	Average (4)

(in billions of yen, except for percentages and basis points)
Trading securities and Available-for-sale securities:
Residential mortgage-backed securities	9	Discounted cash flow Price-based	Prepayment rate Default rate Recovery rate Discount margin	0.0% - 17.4% 0.0% - 0.7% 100.0% - 100.0% 30.0bps - 167.1bps	4.1% 0.0% 100.0% 43.6bps

Commercial mortgage-backed securities	3	Discounted cash flow Price-based	Discount margin	159.8bps - 292.9bps	247.8bps

Corporate bonds and other debt securities	390	Discounted cash flow Price-based	Prepayment rate (1) Default rate (1) Recovery rate (1) Discount margin (1) Discount margin (2)	4.3% - 26.8% 0.1% - 0.4% 36.9% - 40.5% 34.6bps - 169.0bps 48.2bps - 111.5bps	21.6% 0.2% 39.7% 77.2bps 78.5bps

Derivative financial instruments, net:
Interest rate contracts	82	Internal valuation model (3)	IR - IR correlation	23.2% - 100.0%	75.0%

Foreign exchange contracts	(4)	Internal valuation model (3)	FX - IR correlation FX - FX correlation	28.8% - 72.5% 39.0% - 64.7%	39.9% 51.9%

Equity-related contracts	(33)	Internal valuation model (3)	Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility	25.0% - 25.0% 60.0% - 60.0% 73.7% - 100.0% 12.7% - 96.3%	25.0% 60.0% 96.7% 45.9%

Credit-related contracts	(2)	Internal valuation model (3)	Default rate	0.0% - 10.8%	1.8%

Other contracts	—	Internal valuation model (3)	Commodity volatility	16.0% - 43.7%	30.4%

Long-term debt	769	Internal valuation model (3)	IR - IR correlation FX - IR correlation FX - FX correlation Equity - IR correlation Equity - FX correlation Equity correlation Equity volatility Default rate	23.2% - 100.0% 5.5% - 72.5% 39.0% - 64.7% 25.0% - 25.0% -16.3% - 93.3% 26.0% - 100.0% 5.4% - 56.4% 0.0% - 11.5%	75.0% 39.9% 51.9% 25.0% 0.0% 90.4% 30.2% 1.8%

Notes:
(1)	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
(2)	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
(3)	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
(4)	Averages are calculated by weighting each input by the relative fair value of the respective financial instruments except for derivative related inputs where medians are used.
(5)	The range of inputs for equity securities is not disclosed, as there is a dispersion of values given the number of positions.

Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis	The following table shows the fair value hierarchy for these items as of March 31, 2023 and September 30, 2023:

March 31, 2023	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	97	—	—	97	165
Loans held-for-sale	216	—	16	200	282
Equity securities (without readily determinable fair values)	4	—	4	—	5
Other investments	94	93	—	1	122
Premises and equipment-net	1	—	—	1	2

Total assets measured at fair value on a nonrecurring basis	412	93	20	299	576

September 30, 2023	Total	Level 1	Level 2	Level 3	Aggregate cost

	(in billions of yen)
Assets:
Loans	99	—	—	99	166
Loans held-for-sale	136	—	4	132	161
Equity securities (without readily determinable fair values)	—	—	—	—	2
Other assets	1	—	—	1	1

Total assets measured at fair value on a nonrecurring basis	236	—	4	232	330

Note:	The fair values may not be current as of the dates indicated, but rather as of the date the fair value change occurred. Accordingly, the carrying values may not equal current fair value.

Carrying Amounts and Fair Values of Certain Financial Instruments, Excluding Financial Instruments Carried at Fair Value on a Recurring Basis and Those outside Scope of ASC 825
The following table shows the carrying amounts and fair values at March 31, 2023 and September 30, 2023, of certain financial instruments, excluding financial instruments which are carried at fair value on a recurring basis and those outside the scope of ASC 825 such as equity method investments as defined in ASC 323, “Investments-Equity Method and Joint Ventures” (“ASC 323”) and lease contracts as defined in ASC 842, “Leases” (“ASC 842”):

	March 31, 2023
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	83,226	83,226	66,498	16,728	—
Investments	2,050	1,915	800	1,115	—
Loans, net of allowance (Note)	93,291	94,605	—	—	94,605
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	64,618	64,618	—	64,618	—
Interest-bearing deposits	128,756	128,718	—	128,718	—
Due to trust accounts	749	749	—	749	—
Other short-term borrowings	3,397	3,397	—	3,397	—
Long-term debt	12,246	11,719	—	10,315	1,404

	September 30, 2023
	Carrying amount	Estimated fair value
		Total	Level 1	Level 2	Level 3

	(in billions of yen)
Financial assets:
Cash and due from banks, interest-bearing deposits in other banks, call loans and funds sold, and receivables under resale agreements and securities borrowing transactions	80,878	80,878	61,012	19,866	—
Investments	2,999	2,735	570	2,165	—
Loans, net of allowance (Note)	96,891	98,179	—	—	98,179
Financial liabilities:
Noninterest-bearing deposits, call money and funds purchased, and payables under repurchase agreements and securities lending transactions	66,575	66,575	—	66,575	—
Interest-bearing deposits	135,226	135,190	—	135,190	—
Due to trust accounts	329	329	—	329	—
Other short-term borrowings	3,481	3,481	—	3,481	—
Long-term debt	12,840	12,199	—	10,653	1,545

Note:	Loans, net of allowance include items measured at fair value on a nonrecurring basis.